Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Goodwill [Roll Forward]
Goodwill at the beginning of the period	$ 1,321,289	$ 1,187,934
Revisions to acquisition accounting (Note 4)	195	(1,110)
Acquisitions (Note 4)		9,803
Adjustment to initial impairment estimate		124,662
Impairment	(116,877)
Goodwill at the end of the period	1,204,607	1,321,289	$ 1,187,934
Crude oil logistics
Goodwill [Roll Forward]
Goodwill at the beginning of the period	579,846	579,846
Goodwill at the end of the period	579,846	579,846	579,846
Water solutions
Goodwill [Roll Forward]
Goodwill at the beginning of the period	424,270	290,915
Revisions to acquisition accounting (Note 4)	195	(1,110)
Acquisitions (Note 4)		9,803
Adjustment to initial impairment estimate		124,662
Impairment			(380,200)
Goodwill at the end of the period	424,465	424,270	290,915
Liquids
Goodwill [Roll Forward]
Goodwill at the beginning of the period	266,046	266,046
Impairment	(116,877)
Goodwill at the end of the period	149,169	266,046	266,046
Refined products and renewables
Goodwill [Roll Forward]
Goodwill at the beginning of the period	51,127	51,127
Goodwill at the end of the period	$ 51,127	$ 51,127	$ 51,127